Segment information - depreciation and amortization expenses of property and equipment and land use rights by segments and others (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Depreciation and amortization of property and equipment and land use rights	$ 768	¥ 5,284	¥ 3,770	¥ 2,326
Total segments | Core commerce
Depreciation and amortization of property and equipment and land use rights		2,124	1,696	1,177
Total segments | Cloud computing
Depreciation and amortization of property and equipment and land use rights		1,438	1,116	596
Total segments | Digital media and entertainment
Depreciation and amortization of property and equipment and land use rights		752	316	132
Total segments | Innovation initiatives and others
Depreciation and amortization of property and equipment and land use rights		407	333	166
Unallocated
Depreciation and amortization of property and equipment and land use rights		¥ 563	¥ 309	¥ 255